UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment {X}; Amendment Number: 1
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Name:        Manulife Asset Management (US) LLC
Address:     101 Huntington Avenue
             Boston, MA 02199


Form 13F File Number: 028-04428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: William Corson
Title: Chief Compliance Officer
Phone:(617) 375-6850

       William Corson                 Boston, MA                   July 12, 2012
       --------------                 -------------                -------------
       [Signature]                    [City, State]                [Date]

NOTE: The original filing was made under the name Sovereign Asset Management Corporation.

Report Type (check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:          NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0

Form 13F Information Table Entry Total:                                      96

Form 13F Information Table Value Total:                 US $530,459 (thousands)


List of Other Included Managers:  NONE

                                 Title
                                  of     CUSIP       Value    Shares or   SH/  Put/  Investment   Other      VOTING AUTHORITY
Name of Issuer                   Class   Number     (x$1000)  Prn Amount  PRN  Call  Discretion  Manager  SOLE     SHARED  NONE
AFLAC CORP                        COM    001055102   10,199   223,853     SH         SOLE                 223,853
AT & T CORP                       COM    001957109    1,042    18,503     SH         SOLE                  18,503
ABBOTT LABORATORIES               COM    002824100    6,016   170,965     SH         SOLE                 170,965
AIR PRODUCTS & CHEMICALS          COM    009158106    2,019    71,000     SH         SOLE                  71,000
ALLTEL CORP                       COM    020039103    3,372    53,310     SH         SOLE                  53,310
AMERICAN GENERAL CORP             COM    026351106    2,950    52,560     SH         SOLE                  52,560
AMERICAN HOME PRODS CORP          COM    026609107   10,642   197,997     SH         SOLE                 197,997
AMERICAN INTL GROUP               COM    026874107   13,338   121,805     SH         SOLE                 121,805
ANHEUSER BUSCH                    COM    035229103    1,264    20,301     SH         SOLE                  20,301
ATLANTIC RICHFIELD CO             COM    048825103      253     2,980     SH         SOLE                   2,980
AUTOMATIC DATA PROCESSING INC.    COM    053015103    9,713   201,315     SH         SOLE                 201,315
AVERY DENNISON CORP               COM    053611109    2,217    36,300     SH         SOLE                  36,300
BANK AMER CORP                    COM    060505104    5,783   110,290     SH         SOLE                 110,290
BANK OF NEW YORK                  COM    064057102      374     9,000     SH         SOLE                   9,000
BAXTER INTERNATIONAL, INC.        COM    071813109   14,849   236,881     SH         SOLE                 236,881
BELL ATLANTIC CORP                COM    077853109      624    10,210     SH         SOLE                  10,210
BELLSOUTH CORP                    COM    079860102      767    16,366     SH         SOLE                  16,366
BEMIS CO                          COM    081437105    4,472   121,275     SH         SOLE                 121,275
BESTFOODS COM                     COM    08658U101    8,050   171,960     SH         SOLE                 171,960
BRISTOL-MYERS SQUIBB CO           COM    110122108    4,717    81,334     SH         SOLE                  81,334
CENTURYTEL INC                    COM    156700106    8,863   238,734     SH         SOLE                 238,734
CHEVRON CORP                      COM    166751107   11,902   128,752     SH         SOLE                 128,752
CISCO SYSTEMS, INC.               COM    17275R102    2,906    37,592     SH         SOLE                  37,592
CITIGROUP                         COM    172967101   17,078   285,224     SH         SOLE                 285,224
COLGATE PALMOLIVE                 COM    194162103      222     3,930     SH         SOLE                   3,930
CONOCO INC - CL A                 COM    208251306      414    16,800     SH         SOLE                  16,800
CONOCO INC - CL B                 COM    208251405      520    20,292     SH         SOLE                  20,292
DELL COMPUTER CORP                COM    247025109      260     4,820     SH         SOLE                   4,820
DOLLAR GENERAL CORP               COM    256669102      227     8,431     SH         SOLE                   8,431
DOVER CORP                        COM    260003108   15,651   326,914     SH         SOLE                 326,914
E I DUPONT DE NEMOURS & CO INC    COM    263534109    3,346    63,200     SH         SOLE                  63,200
EMC CORP                          COM    268648102    1,910    15,157     SH         SOLE                  15,157
ECOLAB INC                        COM    278865100    1,418    38,650     SH         SOLE                  38,650
ELECTRONIC DATA SYSTEMS CORP      COM    285661104      431     6,712     SH         SOLE                   6,712
EMERSON ELECTRIC                  COM    291011104    7,372   138,761     SH         SOLE                 138,761
EXXON MOBIL CORPORATION           COM    30231G102   16,159   207,339     SH         SOLE                 207,339
FHLMC                             COM    313400301    1,619    36,645     SH         SOLE                  36,645
FNMA                              COM    313586109   15,000   265,192     SH         SOLE                 265,192
FIRST TENNESSEE NAT'L CORP        COM    337162101      276    13,590     SH         SOLE                  13,590
FIRST UNION CORP                  COM    337358105    1,695    45,497     SH         SOLE                  45,497
FIRSTAR CORPORATION               COM    33763V109      344    15,000     SH         SOLE                  15,000
GTE CORP                          COM    362320103      548     7,718     SH         SOLE                   7,718
GANNETT CO INC                    COM    364730101   12,457   177,006     SH         SOLE                 177,006
GENERAL ELECTRIC                  COM    369604103   19,744   126,867     SH         SOLE                 126,867
GENTEX CORP                       COM    371901109      297     8,000     SH         SOLE                   8,000
GRAINGER WW INC                   COM    384802104      429     7,900     SH         SOLE                   7,900
HEWLETT-PACKARD INC               COM    428236103    8,989    67,652     SH         SOLE                  67,652
HOME DEPOT                        COM    437076102   11,345   175,899     SH         SOLE                 175,899
HONEYWELL INTERNATIONAL INC       COM    438516106    3,412    64,754     SH         SOLE                  64,754
HOUSEHOLD INTL INC                COM    441815107    1,681    45,047     SH         SOLE                  45,047
ILLINOIS TOOL WORKS INC           COM    452308109    9,424   170,562     SH         SOLE                 170,562
INTEL CORP                        COM    458140100   16,010   121,348     SH         SOLE                 121,348
INTERNATIONAL BUSINESS MACHINE    COM    459200101    6,702    56,797     SH         SOLE                  56,797
INTERPUBLIC GROUP INC             COM    460690100   12,552   265,650     SH         SOLE                 265,650
JOHNSON & JOHNSON                 COM    478160104   10,145   144,408     SH         SOLE                 144,408
JOHNSON CONTROLS                  COM    478366107    2,200    40,700     SH         SOLE                  40,700
KIMBERLY-CLARK CORP               COM    494368103   10,956   195,418     SH         SOLE                 195,418
LEGGETT & PLATT INC               COM    524660107    7,845   364,906     SH         SOLE                 364,906
LOWES COS INC.                    COM    548661107    8,399   143,875     SH         SOLE                 143,875
LUCENT TECHNOLOGIES               COM    549463107    1,542    25,182     SH         SOLE                  25,182
MCI WORLDCOM INC                  COM    55268B106    1,440    31,776     SH         SOLE                  31,776
MASCO CORPORATION                 COM    574599106    9,983   486,965     SH         SOLE                 486,965
MCDONALDS CORP                    COM    580135101    1,973    52,776     SH         SOLE                  52,776
MCGRAW-HILL INC                   COM    580645109    9,748   214,237     SH         SOLE                 214,237
MEDTRONIC INC                     COM    585055106   11,690   227,266     SH         SOLE                 227,266
MERCK & CO INC                    COM    589331107    4,874    78,452     SH         SOLE                  78,452
MICROSOFT CORP                    COM    594918104    2,484    23,376     SH         SOLE                  23,376
MINNESOTA MINING & MFG            COM    604059105    8,030    90,676     SH         SOLE                  90,676
MOLEX INC                         COM    608554101    2,152    36,631     SH         SOLE                  36,631
NOKIA CORP "A" ADR                ADR    654902204    2,368    10,668     SH         SOLE                  10,668
NUCOR CORP                        COM    670346105    4,540    90,800     SH         SOLE                  90,800
PNC BANK CORP.                    COM    693475105      672    14,907     SH         SOLE                  14,907
PENTAIR INC                       COM    709631105   11,501   310,325     SH         SOLE                 310,325
PEPSICO INC.                      COM    713448108   13,327   382,149     SH         SOLE                 382,149
PFIZER INC.                       COM    717081103      470    12,865     SH         SOLE                  12,865
PHILIP MORRIS COMP COS INC        COM    718154107    1,062    50,275     SH         SOLE                  50,275
PITNEY BOWES INC                  COM    724479100    9,571   214,185     SH         SOLE                 214,185
PROCTER & GAMBLE CO               COM    742718109    2,620    46,366     SH         SOLE                  46,366
QUESTAR CORP                      COM    748356102    1,322    71,225     SH         SOLE                  71,225
RELIASTAR FINANCIAL CORP          COM    75952U103    2,316    68,375     SH         SOLE                  68,375
ROYAL DUTCH PETE CO               ADR    780257804    7,170   124,020     SH         SOLE                 124,020
SBC COMMUNICATIONS                COM    78387G103    9,677   229,725     SH         SOLE                 229,725
SCHERING-PLOUGH CORP              COM    806605101    2,115    56,975     SH         SOLE                  56,975
SCHLUMBERGER LTD                  COM    806857108      246     3,218     SH         SOLE                   3,218
SIGMA ALDRICH CORP                COM    826552101      401    14,905     SH         SOLE                  14,905
SUN MICROSYSTEMS INC              COM    866810104    1,951    20,822     SH         SOLE                  20,822
SUNTRUST BKS INC                  COM    867914103    5,124    88,735     SH         SOLE                  88,735
SYSCO CORP                        COM    871829107   12,101   334,980     SH         SOLE                 334,980
TARGET CORP.                      COM    8.76E+110   11,021   147,443     SH         SOLE                 147,443
TYCO INTL LTD NEW COM             COM    902124106      328     6,540     SH         SOLE                   6,540
UNITED TECHNOLOGIES               COM    913017109    1,394    22,066     SH         SOLE                  22,066
WAL-MART STORES INC               COM    931142103    5,032    89,069     SH         SOLE                  89,069
WARNER LAMBERT CO                 COM    934488107    6,218    63,651     SH         SOLE                  63,651
WELLS FARGO & CO                  COM    949746101   10,024   245,997     SH         SOLE                 245,997
JOHN WILEY & SONS                 COM    968223206      288    16,000     SH         SOLE                  16,000
WILMINGTON TRUST CORP             COM    971807102      275     5,660     SH         SOLE                   5,660